Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
Dates
30-Jun-2023
Actual/360 Days
32
30/360 Days
30
17-Jul-2023
15-Jul-2023
Collection Period No.
37
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Jun-2023
13-Jul-2023
14-Jul-2023
17-Jul-2023
15-Jun-2023
15-Jun-2023
Summary
Beginning
Balance
0.00
0.00
48,230,137.94
80,020,000.00
Principal
Payment
0.00
0.00
10,629,937.22
0.00
Ending
Balance
0.00
0.00
37,600,200.72
80,020,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
30.233041
0.000000
Initial
Balance
278,000,000.00
351,600,000.00
351,600,000.00
80,020,000.00
Note
Factor
0.000000
0.000000
0.106940
1.000000
128,250,137.94
1
17,620,200.72
10,629,937.22
T
otal Note Balance
1,061,220,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
27,211,147.07
155,461,285.01
4,443,720.93
159,905,005.94
27,211,147.07
144,831,347.79
4,085,217.73
148,916,565.52
27,225,882.84
1,088,445,882.84
36,332,043.60
1,124,777,926.44
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
27,225,882.84
27,211,147.07
27,211,147.07
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.262750%
0.460000%
0.550000%
0.770000%
Interest
Payment
0.00
0.00
22,105.48
51,346.17
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.062871
0.641667
Interest & Principal
Payment
0.00
0.00
10,652,042.70
51,346.17
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
30.295912
0.641667
$10,703,388.87
T
otal
$73,451.65

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
1
1,537,377.50
0.00
1
1,537,377.50
10,774,825.50
551,606.97
116,393.36
39,726.90
0.00
0.00
54,824.77
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
133,254.17
0.00
0.00
73,451.65
0.00
0.00
10,629,937.22
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
1
1,537,377.50
700,734.46
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
133,254.17
0.00
0.00
0.00
133,254.17
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
73,451.65
0.00
0.00
22,105.48
51,346.17
0.00
0.00
0.00
0.00
0.00
73,451.65
0.00
0.00
22,105.48
51,346.17
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
73,451.65
73,451.65
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
10,629,937.22
0.00
0.00
0.00
10,629,937.22
Aggregate Principal Distributabl
e
Amount
10,629,937.22
10,629,937.22
0.00

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
5,442,229.41
0.00
5,442,229.41
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
18,356.52
36,468.25
54,824.77
5,442,229.41
0.00
18,356.52
18,356.52
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
Pool Statistics
Pool Data
4.04%
23.07
45.99
Cutoff Date Pool Balance
Amount
1,124,777,926.44
Pool Balance beginning of Collection Period
159,905,005.94
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
148,916,565.52
11,218
11,610
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
35,214
7,533,661.95
3,241,163.55
0.00
213,614.92
Pool Factor
13.24%
3.82%
52.53
11.02

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
11,218
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.29%
0.54%
0.10%
0.07%
100.00%
147,856,287.75
802,317.82
149,713.53
108,246.42
148,916,565.52
11,166
38
10
4
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.173%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
6,420.44
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.234%
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
2,170,108.68
57,817.48
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
11
338
Losses
(1)
Amount
213,614.92
116,388.18
39,409.26
Number of Receivables
Number of Receivables
Amount
10,136,360.38
3,870,439.51
4,095,812.19
Current
Cumulative
0.193%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
0.449%
(0.098%)
0.677%
(0.093%)